Cover	May 29, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 29, 2024
Entity Registrant Name	Wag! Group Co.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40764
Entity Tax Identification Number	88-3590180
Entity Address, Address Line One	55 Francisco Street
Entity Address, Address Line Two	Suite 360
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94133
City Area Code	707
Local Phone Number	324-4219
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001842356
Current Fiscal Year End Date	--12-31
Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PET
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	PETWW
Security Exchange Name	NASDAQ